Stock-Based Compensation and Stock Options, Awards and Units (Tables)	9 Months Ended
Sep. 30, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Schedule of Unvested Restricted Stock and Performance Bonus Stock Award

A summary of the Company’s unvested restricted stock and performance bonus stock awards as of September 30, 2013 is presented below representing the maximum number of shares that could be earned or vested under the 2005 Plan:

	Number of Shares	Weighted Average Grant Date Fair Value
Balance at December 31, 2012	1,453,084	$0.14
Restricted share awards issued	713,333	0.15
Restricted share awards vested	(1,619,417)	0.14

Balance at September 30, 2013	547,000	$0.18